INCOME TAXES (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-Income Tax Contingencies Related To Issues In US And Foreign Locations
Income Tax Contingency [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 91	$ 110
ARGENTINA
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2011
BRAZIL
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2006
CANADA
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2012
CHINA
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2008
GERMANY
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2009
ITALY
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2013
NETHERLANDS
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2016
SWITZERLAND
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2012
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2004
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Income Tax Examination, Year under Examination	2004